Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [Abstract]
Segment operating information by segment
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2018
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$274,670	$415,561	$(56)	$690,175
Segment cost of revenues	(218,184)	(71,626)	56	(289,754)

Segment gross profit	56,486	343,935	0	400,421
SBC (1) in cost of revenues	707	31	0	738

Gross profit	57,193	343,966	0	401,159

Operating expenses:
Product development	(123,743)	(126,593)	(1)	(250,337)
Sales and marketing	(203,307)	(34,512)	(1)	(237,820)
General and administrative	(47,738)	(28,657)	0	(76,395)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	(16,369)	0	(16,369)
SBC (1) in operating expenses	4,940	6,430	0	11,370

Total operating expenses	(369,848)	(199,701)	(2)	(569,551)

Operating profit/(loss)	(312,655)	144,265	(2)	(168,392)

Other income				30,701
Interest income				16,036
Interest expense				(17,538)
Exchange difference				3,301

Loss before income tax expense				(135,892)
Income tax benefit				14,586

Net loss from continuing operations				(121,306)
Net income from discontinued operations				53,947

Net loss				$(67,359)

Note (1): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2019
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$218,442	$455,380	$(19)	$673,803
Segment cost of revenues	(148,258)	(95,268)	21	(243,505)
Segment gross profit	70,184	360,112	2	430,298
SBC (1) in cost of revenues	(23)	(120)	1	(142)
Gross profit	70,161	359,992	3	430,156
Operating expenses:
Product development	(113,761)	(119,726)	0	(233,487)
Sales and marketing	(155,226)	(49,768)	2	(204,992)
General and administrative	(31,330)	(22,074)	(17)	(53,421)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	(7,245)	0	0	(7,245)
SBC (1) in operating expenses	(1,023)	(1,185)	0	(2,208)
Total operating expenses	(308,585)	(192,753)	(15)	(501,353)
Operating profit/(loss)	(238,424)	167,239	(12)	(71,197)
Other income				7,963
Interest income				6,103
Interest expense				(14,370)
Exchange difference				1,430
Loss before income tax expense				(70,071)
Income tax expense				(28,428)
Net loss from continuing operations				(98,499)
Net income from discontinued operations				55,108
Net loss				$(43,391)

Note (1): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2020
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$201,544	$548,346	$0	$749,890
Segment cost of revenues	(122,362)	(94,362)	7	(216,717)

Segment gross profit	79,182	453,984	7	533,173
SBC (1) in cost of revenues	(177)	(543)	0	(720)

Gross profit	79,005	453,441	7	532,453

Operating expenses:
Product development	(97,681)	(136,934)	0	(234,615)
Sales and marketing	(106,057)	(53,272)	0	(159,329)
General and administrative	(25,861)	(25,517)	0	(51,378)
SBC (1) in operating expenses	(1,759)	(12,001)	0	(13,760)

Total operating expenses	(231,358)	(227,724)	0	(459,082)

Operating profit/(loss)	(152,353)	225,717	7	73,371

Other income				25,993
Interest income				7,369
Interest expense				(6,234)
Exchange difference				(3,800)

Income before income tax expense				96,699
Income tax expense				(133,226)

Net loss from continuing operations				(36,527)
Net loss from discontinued operations				(91,793)

Net loss				$(128,320)

Note (1): “SBC” stands for share-based compensation expense.

Segment assets information by segment

	As of December 31, 2019
	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$68,229	$94,433	$0	$162,662
Accounts receivable, net	70,252	55,829	0	126,081
Fixed assets, net	177,978	159,713	(9)	337,682
Total assets (1)	$1,721,801	$1,871,685	$(2,423,923)	$1,169,563

Note (1): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.

	As of December 31, 2020
	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$56,977	$160,080	$0	$217,057
Accounts receivable, net	60,886	26,635	0	87,521
Fixed assets, net	174,700	162,976	(2)	337,674
Total assets (1)	$1,632,736	$2,478,705	$(2,701,488)	$1,409,953

Note (1): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.